Stated share capital - Retrospective of Stated Share Capital And Reorganisation Reserve (Details) - ZAR (R) R in Millions					12 Months Ended
	Jun. 02, 2021	Nov. 02, 2020	Jun. 10, 2019	Apr. 15, 2019	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Reconciliation of issued number of shares
Balance at beginning of period					R 70,716	R 31,138		R 24,724
Number of shares in issue at beginning of the year (in shares)					2,923,571,000	2,670,030,000		2,266,261,000
Shares issued for cash				R 1,700				R 1,688
Shares issued for cash (in shares)				108,932,356	0	0		108,932,000
Shares issued on Lonmin acquisition (in shares)			290,394,531		0	0		290,395,000
Scheme implemented					R (1,146)	R 0
Scheme implemented (in shares)					0	2,670,030,000		0
Shares issued under SGL/Company Share Plan (in shares)					32,535,000	6,932,000		4,442,000
Fair value of Company shares issued ('millions)						R 12,573
Issued upon conversion of US$ Convertible Bond (in shares)					0	248,040,000		0
Shares delisted (share buy-back)	R (8,503)	R (84)			R (8,503)	R (84)
Shares delisted (share buy-back) (in shares)		(1,431,197)			(147,700,000)	(1,431,197)		0
Balance at end of period					R 81,345	R 70,716		R 31,138
Number of shares in issue at end of the year (in shares)					2,808,406,000	2,923,571,000		2,670,030,000
Re- organisation reserve
Reconciliation of issued number of shares
Balance at beginning of period					R 23,001	R 40,662		R 34,667
Shares issued for cash								1,688
Shares issued on Lonmin acquisition								4,307
Scheme implemented						(17,661)
Shares issued under Company Share Plan						0		0
Fair value of Company shares issued ('millions)						0
Shares delisted (share buy-back)						0
Balance at end of period					23,001	23,001		40,662
Stated share capital
Reconciliation of issued number of shares
Balance at beginning of period					R 30,150	R 0	[1]	R 0	[1]
Number of shares in issue at beginning of the year (in shares)					2,923,571,000	0		0
Shares issued for cash								R 0
Shares issued for cash (in shares)								0
Shares issued on Lonmin acquisition								R 0
Shares issued on Lonmin acquisition (in shares)								0
Scheme implemented						R 17,661
Scheme implemented (in shares)						2,670,030,000
Shares issued under Company Share Plan					R 0	R 0		R 0
Shares issued under SGL/Company Share Plan (in shares)					32,535,000	6,932,000		0
Fair value of Company shares issued ('millions)						R 12,573
Issued upon conversion of US$ Convertible Bond (in shares)						248,040,000
Shares delisted (share buy-back)					R (8,503)	R (84)
Shares delisted (share buy-back) (in shares)					(147,700,000)	(1,431,000)
Balance at end of period					R 21,647	R 30,150		R 0	[1]
Number of shares in issue at end of the year (in shares)					2,808,406,000	2,923,571,000		0
SGL
Reconciliation of issued number of shares
Balance at beginning of period						R 40,662		R 34,667
Number of shares in issue at beginning of the year (in shares)						2,670,030,000		2,266,261,000
Shares issued for cash								R 1,688
Shares issued for cash (in shares)								108,932,000
Shares issued on Lonmin acquisition								R 4,307
Shares issued on Lonmin acquisition (in shares)								290,395,000
Shares issued under Company Share Plan								R 0
Shares issued under SGL/Company Share Plan (in shares)								4,442,000
Balance at end of period								R 40,662
Number of shares in issue at end of the year (in shares)								2,670,030,000
Scheme impact
Reconciliation of issued number of shares
Balance at beginning of period						R (40,662)		R (34,667)
Shares issued for cash								(1,688)
Shares issued on Lonmin acquisition								(4,307)
Shares issued under Company Share Plan								0
Balance at end of period								R (40,662)

[1]	Less than R1 million